Provisions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provision of reversal tax litigation		$ 600
Adjustments for provisions	$ 334	(1,875)	$ 1,352
Percentage of increase in discount rate	0.50%
Increase in net defined benefit liability in discount rate	$ 100
Percentage of decrease in discount rate	0.50%
Decrease in net defined benefit liability in discount rate	$ 100
Percentage of increase in salary increase rate	0.50%
Increase of net defined benefit liability	$ 100
Percentage of decrease in salary increase rate	0.50%
Decrease of net defined benefit liability	$ 100
Prior service costs amendment [member]
Disclosure of other provisions [line items]
Adjustments for provisions		$ 1,200